Consolidated Statements of Shareholders' Equity (USD $)	Total	Preferred Stock [Member]	Ordinary Common Stock [Member]	Restricted Voting Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2010	$ 60,169,000	$ 18,000,000	$ 4,000	$ 14,000	$ 152,466,000	$ (113,371,000)	$ 3,056,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) attributable to Atlas	(2,470,000)					(2,470,000)
Preferred Stock, Value, Issued	18,000,000
Available-for-sale Securities, Change in Net Unrealized Holding Gain (Loss), Net of Tax							(3,315,000)
Other comprehensive income (loss)	(1,631,000)
Share-based compensation	113,000				113,000
Other Comprehensive Income (Loss), Finalization of Pension and Non-Pension Postretirement Plan Valuation, Net of Tax	1,684,000						1,684,000
Stock options exercised	73,000				73,000
Balance at Dec. 31, 2011	56,254,000	18,000,000	4,000	14,000	152,652,000	(115,841,000)	1,425,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) attributable to Atlas	265,000					265,000
Proceeds from Issuance of Common Stock	0
Proceeds from Warrant Exercises	0
Available-for-sale Securities, Change in Net Unrealized Holding Gain (Loss), Net of Tax							451,000
Other comprehensive income (loss)	451,000
Share-based compensation	57,000				57,000
Stock options exercised	4,000				4,000
Payments of Dividends	0
Balance at Jun. 30, 2012	57,031,000	18,000,000	4,000	14,000	152,713,000	(115,576,000)	1,876,000
Balance at Dec. 31, 2011	56,254,000	18,000,000	4,000	14,000	152,652,000	(115,841,000)	1,425,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) attributable to Atlas	3,166,000					3,166,000
Preferred Stock, Value, Issued	18,000,000
Other comprehensive income (loss)	328,000						328,000
Share-based compensation	113,000
Stock options exercised	3,000				3,000
Balance at Dec. 31, 2012	59,864,000	18,000,000			116,000	(112,675,000)	1,753,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) attributable to Atlas						2,303,000
Balance at Mar. 29, 2013
Balance at Dec. 31, 2012	59,864,000	18,000,000	4,000	14,000			1,753,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) attributable to Atlas	2,303,000
Stock Issued During Period, Value, New Issues			16,000	(10,000)
Proceeds from Issuance Initial Public Offering	9,750,000
Proceeds from Issuance of Common Stock	9,756,000
Preferred Stock, Value, Issued	20,000,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned	2,000,000
Proceeds from Warrant Exercises	409,000
Other comprehensive income (loss)	(2,796,000)						(2,796,000)
Share-based compensation	122,000
Payments of Dividends	(2,076,000)
Balance at Jun. 30, 2013	$ 69,582,000	$ 20,000,000	$ 20,000	$ 4,000	$ 160,973,000	$ (110,372,000)	$ (1,043,000)